Commitments and Contingencies (Details) - USD ($)					1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2024	Nov. 15, 2023	Oct. 31, 2023	Sep. 05, 2023	Oct. 31, 2024	Aug. 31, 2024	Apr. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Accrued amount												$ 750,000
Common stock shares issue (in Shares)			10,000		5,000
Common stock market value						$ 100,800			$ 100,800			100,800
Consulting fee						$ 245,712
Revenue derived days						10 years
Research and development expenses						$ 100,800		$ 80,318	42,100	$ 230,608	$ 113,662	165,621	$ 411,014
Commission expense								0	$ 0	0	$ 0
CFO Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments to agreement		$ 8,750
Funds raises										750,000
Accrued amount								750,000		750,000
Accrued fees payable								71,375		71,375		56,375
Aggregate commitment amount								8,750		8,750
Monthly payments		$ 8,750
Funds raises												750,000
Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Funds raises										750,000
Accrued amount								750,000		750,000
Accrued fees payable								108,750		108,750		56,250
Aggregate commitment amount								$ 8,750		$ 8,750
Dr. Marvin Hausman [Member]
Commitments and Contingencies [Line Items]
Royalty percentage						5.00%
Nova Mentis Life Sciences Corp. [Member]
Commitments and Contingencies [Line Items]
Royalty payable percentage						2.50%
Research and development expenses												100,800
Nova Mentis Life Science Corp. [Member]
Commitments and Contingencies [Line Items]
Common stock shares issue (in Shares)						7,500
Chief Executive Officer [Member] | Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments to Mr.Reyes	$ 8,750
Dr. Marvis S. Hausman [Member]
Commitments and Contingencies [Line Items]
Common stock market value						$ 100,800
Consulting fee						$ 245,712
Dr. Marvis S. Hausman [Member] | Nova Mentis Life Science Corp. [Member]
Commitments and Contingencies [Line Items]
Common stock shares issue (in Shares)						750,000
Dr. Hausman [Member]
Commitments and Contingencies [Line Items]
Royalty percentage						5.00%
Royalty payable percentage						2.50%
Monthly payments				$ 5,000
Gross sales revenues				10.00%
Dr. Hausman [Member] | Chief Science Officer Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments	$ 5,000						$ 8,750
Gross sales revenues	10.00%
Dr. Hausman [Member] | Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Monthly payments				$ 5,000
Gross sales revenues				10.00%
Mr. Terwilliger [Member]
Commitments and Contingencies [Line Items]
Monthly payments				$ 5,000
Gross sales revenues				10.00%
Mr. Reyes [Member]
Commitments and Contingencies [Line Items]
Funds raises												750,000
Mr. Reyes [Member] | Chief Operating Officer [Member]
Commitments and Contingencies [Line Items]
Monthly payments												$ 8,750